Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,220,578.30
Previously Paid Amount	0.00
Total Fee Amount	1,687.66
Total Offset Amount	0.00
Net Fee	$ 1,687.66
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A